Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of repurchase and reverse repurchase agreements [text block] [Abstract]
Schedule of selling financial instruments
	As of December 31,
	2021				2020
	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Securities from Chilean Government and the Chilean Central Bank:
Chilean Central Bank Bonds	-	-	-	-	-	-	-	-
Chilean Central Bank Notes	76,725	-	-	76,725	461.961	-	-	461.961
Other securities from the Government and the Chilean Central Bank	9,829	-	-	9,829	507.448	-	-	507.448
Subtotal	86,554	-	-	86,554	969.409	-	-	969.409
Instruments from other domestic institutions:
Time deposits in Chilean financial institutions	80	-	-	80	399	-	-	399
Subtotal	80	-	-	80	399	-	-	399
Instruments from other foreign institutions:
Securities from Government or foreign Central Banks	-	-	-	-	-	-	-	-
Subtotal	-	-	-	-	-	-	-	-

Total	86,634	-	-	86,634	969,808	-	-	969,808

Schedule of portfolio of collateral associated with repurchase agreements at fair value
	As of December 31,
	2021			2020
	Debt instruments at FVOCI	Financial assets held for trading	Total	Debt instruments at FVOCI	Financial assets held for trading	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities:
Chilean Central Bank Bonds	-	-	-	-	-	-
Chilean Central Bank Notes	76,786	-	76,786	461,965	-	461,965
Other securities from the Government and the Chilean Central Bank	9,877	-	9,877	507,543	-	507,543
Subtotal	86,663	-	86,663	969,508	-	969,508
Other Chilean securities:
Time deposits in Chilean financial institutions	80	-	80	399	-	399
Subtotal	80	-	80	399	-	399
Instruments from other foreign institutions:
Securities from Government or foreign Central Banks	-	-	-	-	-	-
Subtotal	-	-	-	-	-	-

Total	86,743	-	86,743	969,907		969,907